Lease liability (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Discount rate	6.0085%
Average Period	14 years 4 months 24 days
Recoverable taxes	$ 509
Lease liabilities	$ 37,149	$ 33,799
Scenario Previously Report [Member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.2316%
Average Period	4 years 6 months
Recoverable taxes	$ 243
Lease liabilities	$ 9,875	8,311
Scenario Previously Report [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.235%
Average Period	3 years 3 months 18 days
Recoverable taxes	$ 44
Lease liabilities	$ 440	264
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.7706%
Average Period	3 years 3 months 18 days
Lease liabilities	$ 964	1,127
After Readjustment [Member] | Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.0131%
Average Period	2 years 4 months 24 days
Recoverable taxes	$ 138
Lease liabilities	$ 1,313	1,506
After Readjustment [Member] | Others [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.5059%
Average Period	4 years 6 months
Recoverable taxes	$ 62
Lease liabilities	$ 531	1,025
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.366%
Average Period	18 years
Lease liabilities	$ 23,292	20,336
After Readjustment [Member] | Properties [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.6458%
Average Period	22 years 9 months 18 days
Recoverable taxes	$ 22
Lease liabilities	$ 734	$ 1,230